Allowance for Credit Losses (Detail: Text Values) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Allowance for Credit Losses on/off Balance Sheet Positions [Abstract]
Allowance for country risk not included in Allowance for credit losses for Financial Assets at Amortized Cost	€ 4	€ 5
Reimbursement gain included in Provision for credit losses excluding country risk	5	42
Allowance for country risk not included in Allowance for credit losses for Off-balance Sheet Positions	€ 5	€ 4